Other Expenses (Tables)	12 Months Ended
Dec. 31, 2013
Other Income and Expenses [Abstract]
Other Expenses
Information on other expenses was as follows:

	Years Ended December 31,
	2013	2012	2011
	(In millions)
Compensation	$352	$402	$357
Commissions	639	939	1,418
Volume-related costs	138	159	196
Affiliated interest costs on ceded reinsurance	212	271	271
Capitalization of DAC	(504)	(886)	(1,365)
Amortization of DAC and VOBA	50	1,035	1,159
Interest expense on debt and debt issuance costs	190	231	389
Premium taxes, licenses and fees	57	63	75
Professional services	41	25	50
Rent and related expenses	31	37	29
Other	453	444	402
Total other expenses	$1,659	$2,720	$2,981